Accounts receivable net (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Balance at beginning of period | $	$ 0		$ 0
Add: change in allowances | $	0		0
Balance at end of period | $	0		0
Add: provision for allowances | $	$ 0		$ 0
ZHEJIANG TIANLAN [Member]
Balance at beginning of period		¥ 35,952		¥ 29,644
Add: change in allowances		(6,965)		(6,308)
Balance at end of period		40,092		35,952
Add: provision for allowances		6,965		6,308
Less: reversal of provision for doubtful accounts		(2,465)		0
Less: write-off of doubtful accounts		¥ (360)		¥ 0